Secured Loans and Credit Facilities	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt

8.Secured Loans and Credit Facilities

The table below presents the loans and credit facilities and the amounts outstanding as of December 31, 2012 and 2013:

	2012	2013
(a)Commerzbank AG	$50,550,000	$47,550,000
(b)Unicredit Bank AG	25,587,000	22,587,000
(c)Bank of Scotland Plc	36,616,864	33,616,864
(d)Bank of Ireland	14,800,000	13,400,000
(e)HSH Nordbank AG	22,125,000	20,625,000
(f)HSBC Bank Plc	18,400,000	16,800,000
(g)Nordea Bank Finland Plc	27,463,312	25,536,062
Total	$195,542,176	$180,114,926

Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$14,427,250	$17,257,750
Long-term debt	181,114,926	162,857,176
Total	$195,542,176	$180,114,926

The minimum annual principal payments, in accordance with the loans and credit facilities agreements, as amended, required to be made after December 31, 2013 are as follows:

To December 31,
2014	$17,257,750
2015	50,266,114
2016	30,036,750
2017	57,529,312
2018	16,225,000
Thereafter	8,800,000
Total	$180,114,926

In 2012, the Company entered into supplemental agreements and, subject to certain conditions, agreed to amended terms with several of its lenders as discussed below. The respective amendments are collectively referred as the Company’s debt restructuring program. Several of the agreements in the Company’s debt restructuring program were subject to a number of conditions, including (i) the entry into definitive documentation, (ii) an equity increase of $10,000,000 within 90 days after the signing of such definitive documentation and (iii) all lenders agreeing to similar restructuring terms and granting similar waivers of covenant breaches and terms. In the first quarter of 2013, all conditions required to complete the Company’s debt restructuring program were satisfied with retroactive effect as of December 31, 2012, and thus, the debt restructuring program was finalized and effective from December 31, 2012.

(a) Commerzbank AG (August 12, 2011): On February 8, 2013, the Company entered into an amending and restating agreement and agreed to amended terms with Commerzbank AG, including the deferral of a portion of seven of its scheduled quarterly installments.

The main terms and conditions of the loan agreement dated August 12, 2011, as subsequently amended, are as follows:

The loan agreement is secured by a first priority mortgage on the vessels: M/V Sapphire Seas, M/V Pearl Seas and M/V Diamond Seas.

The loan bears interest at LIBOR, plus any mandatory costs, plus a margin of (i) 3.00% at any time during the total deferred amount of the loan remains outstanding and (ii) at all other times 2.35%.

After exercising the deferral option, the outstanding loan amount as of December 31, 2013 of $47,550,000 is required to be repaid in 2 consecutive quarterly installments of $750,000, followed by 1 quarterly installment of $1,250,000, followed by 12 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,700,000 payable simultaneously with the final installment in the third quarter of 2017.

Covenants (as defined in the respective loan agreement):

The ratio of EBITDA to net interest expenses shall be applicable and not be less than 2.50:1.00 from January 1, 2015 until December 31, 2015 and 3.00:1.00 thereafter.

The market value adjusted net worth of the Company shall not be less than $75,000,000 until June 30, 2014 and $100,000,000 thereafter.

Maintain liquid assets in an amount of no less than $650,000 per vessel at all times.

The ratio of maximum net debt to total assets expressed as a percentage shall not exceed 80%.

The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 65% until March 31, 2014, 85% until June 30, 2014, 110% until March 31, 2015, 118% until December 31, 2015 and 120% thereafter.

(b)   Unicredit Bank AG (November 19, 2007): On November 30, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG, including the deferral of a portion of eight of its scheduled quarterly installments. On September 13, 2013, the Company agreed with Unicredit Bank AG to extend the expiration date of the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio for two quarters, from January 1, 2014 to July 1, 2014, for a nominal fee and an advance payment of $1,500,000 to partially prepay the upcoming three quarterly loan installments, starting with the installment due in the fourth quarter of 2013. The advance payment of $1,500,000 was paid on September 13, 2013. On January 20, 2014, the Company agreed with Unicredit Bank AG to extend the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio until January 1, 2015.

The main terms and conditions of the loan agreement dated November 19, 2007, as subsequently amended, are as follows:

The loan agreement is secured by a first priority mortgage on the vessels: M/V Calm Seas and M/V Deep Seas.

The loan bears interest at LIBOR, plus a margin of (i) 2.75% on the outstanding amount of the loan, less any amounts that are deferred, and (ii) 5.00% on the amounts of the loan that have been deferred.

After exercising the deferral option, the outstanding loan amount as of December 31, 2013 of $22,587,000 is required to be repaid in 1 quarterly installment of $500,000 in the third quarter of 2014, followed by 8 consecutive quarterly installments of $1,355,500, plus a balloon repayment of $11,243,000 payable simultaneously with the final installment in the third quarter of 2016.

Covenants (as defined in the respective loan agreement):

The ratio of total liabilities to EBITDA is waived until December 31, 2014 and thereafter, shall not be greater than 6.00:1.00.

The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2013 and thereafter, shall not be less than $100,000,000.

Maintain liquid assets in an amount of no less than $750,000 per vessel at all times.

The leverage ratio is waived until December 31, 2013 and thereafter, shall not be greater than 0.75:1.00.

The aggregate fair market value of the mortgaged vessels to outstanding loan ratio is waived until December 31, 2013 and thereafter, shall exceed 110%, subject to further conditions in the event of dividend payment.

(c) Bank of Scotland Plc (December 4, 2007): On April 26, 2012, the Company entered into a supplemental agreement and agreed to amended terms with Bank of Scotland Plc. Under the terms of the supplemental agreement, the bank agreed to extend the respective loan agreement from December 9, 2012 to July 9, 2013 and to defer payment of $40,100,000 of the lump sum payment due in December 2012 to 2013 and to waive and amend certain covenants. The Company also prepaid an amount of $9,900,000 on May 9, 2012. On November 30, 2012, the Company entered into a second amending and restating agreement and agreed to amended terms with Bank of Scotland Plc, including the extension of the facility to the third quarter of 2015. The Company also agreed to a payment of $2,839,882 in order to facilitate the full and final settlement of the portion of the loan of one of the syndicate members equal to $4,733,136. The advance payment of $2,839,882 was executed on December 10, 2012, resulting in a gain from debt extinguishment of $1,893,254, or $0.31 per basic and diluted common share, that was recorded in the fourth quarter of 2012.

The main terms and conditions of the loan agreement dated December 4, 2007, as subsequently amended, are as follows:

The loan agreement is secured by a first priority mortgage on the vessels: M/V Coral Seas and M/V Golden Seas.

The loan bears interest at LIBOR, plus a margin of 2.75%.

The outstanding loan amount as of December 31, 2013 of $33,616,864 is required to be repaid in 2 consecutive quarterly installments of $750,000, followed by 4 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $28,116,864 payable in the third quarter of 2015.

Covenants (as defined in the respective loan agreement):

The market value adjusted net worth of the Company shall not be less than $75,000,000.

The leverage ratio shall not exceed 0.80:1.00 until December 31, 2014 and 0.75:1.00 thereafter.

Maintain liquid assets in an amount of no less than $500,000 per vessel at all times.

The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall be applicable and exceed 65% from March 31, 2013 until September 30, 2013, then 70% until December 31, 2013, 85% until June 30, 2014, 95% until December 31, 2014 and 100% thereafter.

(d) Bank of Ireland (March 30, 2009): On November 28, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with Bank of Ireland, including the extension of the facility to the second quarter of 2017.

The main terms and conditions of the loan agreement dated March 30, 2009, as subsequently amended, are as follows:

The loan agreement is secured by a first priority mortgage on the vessel M/V Kind Seas.

The loan bears interest at LIBOR, plus a margin of 2.50%.

The outstanding loan amount as of December 31, 2013, of $13,400,000 is required to be repaid in 2 consecutive quarterly installments of $350,000, followed by 12 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $700,000 payable in the second quarter of 2017.

Covenants (as defined in the respective loan agreement):

The ratio of the aggregate financial indebtedness to EBITDA is waived until December 31, 2014 and thereafter, shall not exceed 5.00:1.00.

The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2014 and thereafter, shall not be less than $50,000,000.

The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.80:1.00.

Minimum liquid assets requirement is waived until December 31, 2014 and thereafter, the Company shall maintain liquid assets in an amount of no less than $500,000 per vessel at all times.

The fair market value of the mortgaged vessel to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%.

(e) HSH Nordbank AG (July 31, 2008): On January 22, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with HSH Nordbank.

The main terms and conditions of the loan agreement dated July 31, 2008, as subsequently amended, are as follows:

The loan is secured by a first priority mortgage on the vessel M/V Friendly Seas.

The loan bears interest at LIBOR, plus a margin of 3.00%.

The outstanding loan amount as of December 31, 2013, of $20,625,000 is required to be repaid in 19 consecutive quarterly installments of $375,000, plus a balloon repayment of $13,500,000 payable simultaneously with the final installment in the third quarter of 2018.

Covenants (as defined in the respective loan agreement):

The market value adjusted net worth of the Company shall not be less than $75,000,000 until December 31, 2014 and $100,000,000 thereafter.

The leverage ratio shall not exceed 0.80:1.00 until December 31, 2014 and 0.70:1.00 thereafter.

Maintain liquid assets of an amount equal to at least $500,000 per vessel at all times.

The fair market value of the mortgaged vessel to outstanding loan ratio shall be applicable and exceed 100% from January 1, 2014 until December 31, 2014 and 125% thereafter.

 (f) HSBC Bank Plc (July 2, 2010): On November 30, 2012, the Company entered into a loan supplemental agreement and agreed to amended terms with HSBC Bank Plc. On August 21, 2013, the Company agreed with HSBC Bank Plc to extend the existing waivers relating to the financial covenants of total liabilities to EBITDA ratio and EBITDA to interest expense ratio for two quarters, from January 1, 2014 to July 1, 2014. On March 14, 2014, the Company agreed with HSBC Bank Plc, subject to the execution of definitive documentation, to amend the definitions of certain financial covenants.

The main terms and conditions of the loan agreement dated July 2, 2010, as subsequently amended, are as follows:

The loan is secured by a first priority mortgage on the vessel M/V Dream Seas.

The loan bears interest at LIBOR, plus a margin of 3.00% until December 31, 2013 and 2.60% thereafter.

The outstanding loan amount as of December 31, 2013, of $16,800,000 is required to be repaid in 27 consecutive quarterly installments of $400,000, plus a balloon repayment of $6,000,000 payable simultaneously with the final installment in the third quarter of 2020.

Covenants (as defined in the respective loan agreement):

The ratio of total net debt to EBITDA is waived until June 30, 2014 and thereafter, shall not exceed 11.00:1.00 from July 1, 2014 until December 31, 2014, 9.00:1.00 until December 31, 2016 and 8.00:1.00 until the final maturity of the loan.

The ratio of EBITDA to interest expense is waived until June 30, 2014 and thereafter, shall not be less than 2.50:1.00.

The market value adjusted net worth of the Company shall be at least $50,000,000 until December 31, 2013 and $100,000,000 thereafter.

The ratio of total net debt to value adjusted total assets shall be applicable and not greater than 0.80:1.00 from January 1, 2014 until the final maturity of the facility.

The fair market value of the mortgaged vessel to outstanding loan ratio shall exceed 105% until December 31, 2013, 110% until December 31, 2014 and 120% thereafter.

(g) Nordea Bank Finland Plc (May 5, 2011): On May 5, 2011, the Company entered into a secured loan facility with a syndicate of major European banks led by Nordea Bank Finland Plc to finance 65% of the purchase price of the Company’s Handysize drybulk newbuilding vessels. On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk vessels; the M/V Prosperous Seas and the M/V Precious Seas, respectively (refer to Notes 4 and 5). Upon the delivery of each of the respective vessels, the Company proceeded with the drawdown of the available loan amount that in the aggregate amounted to $28,908,750. On January 29, 2013, the Company took delivery of its third Handysize drybulk vessel; the M/V Priceless Seas (refer to Notes 4 and 5). Upon the delivery of the M/V Priceless Seas, no additional loan amount was drawn.

On January 30, 2013, the Company entered into a loan supplemental agreement and agreed to amended terms with Nordea Bank Finland Plc. In addition, the undrawn portion of the secured loan facility relating to the M/V Priceless Seas and the M/V Proud Seas (Hull no. 625), was amended to be the lower of $33,802,880 and an amount equal to (i) 65% of the aggregate fair market value of the respective vessels and the already mortgaged vessels, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company was only permitted to drawdown the undrawn portion of the facility if no event of default had occurred or would result from the borrowing of the loan, and as long as the outstanding loan due from Box Ships was repaid in full before the drawdown.

On June 18, 2013, the Company signed an amending agreement with the syndicate led by Nordea Bank Finland Plc. The amending agreement removed the condition precedent relating to the full repayment of the outstanding loan due from Box Ships before the drawdown of the undrawn portion of the facility. In addition, the undrawn portion of the facility relating to the M/V Priceless Seas and M/V Proud Seas (Hull no. 625) was amended to be the lower of $25,394,427 (decreased from $33,802,880) and an amount equal to 65% of the aggregate fair value of the respective vessels and the already mortgaged vessels, the M/V Prosperous Seas and the M/V Precious Seas, less the outstanding loan amount prior to the proposed drawdown date.

On January 7, 2014, we took delivery of our fourth Handysize drybulk vessel; the M/V Proud Seas (refer to Notes 4 and 5). Upon the delivery of the vessel, we drew the total amount of the then undrawn portion of the facility of $25,394,427, by mortgaging both the M/V Priceless Seas and the M/V Proud Seas.

The main terms and conditions of the loan agreement dated May 5, 2011, as subsequently amended, are as follows:

The loan is secured by a first priority mortgage on the vessels: M/V Prosperous Seas and M/V Precious Seas. Upon the delivery of the M/V Proud Seas in January 2014, the M/V Priceless Seas and the M/V Proud Seas were also mortgaged as discussed above.

The loan bears interest at LIBOR, plus any mandatory costs, plus a margin of 3.50% until December 31, 2014 and 2.75% thereafter.

The outstanding loan amount as of December 31, 2013, of $25,536,062 is required to be repaid in 14 consecutive quarterly installments of $481,813, plus a balloon repayment of $18,790,680 payable simultaneously with the final installment in the second quarter of 2017. Following the delivery of the M/V Proud Seas and the drawdown of the undrawn portion of the facility of $25,394,427, the outstanding loan amount increased to $50,930,489, which is required to be repaid in 14 consecutive quarterly installments of $923,224, plus a balloon repayment of $38,005,353 payable simultaneously with the final installment in the second quarter of 2017.

Covenants (as defined in the respective loan agreement):

The Company shall maintain a positive working capital at all times, excluding any balloon repayments of long-term loan facilities.

There is available to the Company cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) which are not subject to any security interest, in an amount of not less than the greater of (i) $10,000,000 or (ii) $750,000 per vessel owned on the last day of the relevant test period.

The ratio of EBITDA to interest expense is waived until December 31, 2014 and thereafter, shall not be less than 2.50:1.00.

The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to EBITDA is waived until December 31, 2014 and thereafter, shall not be greater than 5.00:1.00.

The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to the market value adjusted total assets shall not exceed 0.80:1.00 until December 31, 2014 and 0.70:1.00 thereafter.

The fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 120% until December 31, 2014 and 130% thereafter.

China Development Bank (May 17, 2013): On May 17, 2013, the Company signed an agreement with China Development Bank (“CDB”) for a $69,000,000 credit facility to partially finance the two 4,800 TEU containerships under contraction, that were expected to be delivered in the second quarter of 2014. The CDB credit facility is available for drawdown upon the delivery of the vessels subject to certain contingencies and conditions. Box Ships will act jointly and severally as guarantor of the CDB credit facility, along with the Company, as approved by the shareholders of Box Ships on November 12, 2013, at Box Ships’ 2013 Annual General Meeting of Shareholders. The CDB credit facility will be used to finance the lower of 60% of the construction cost of the vessels, or 80% of the vessels’ market value at delivery. The facility matures ten years after the drawdown date. Under the terms of the credit facility, amounts borrowed will bear interest at LIBOR, plus a margin of 4.00%. Following the cancellation of one of the two 4,800 TEU containership newbuilding contracts as discussed in Note 4, the Company is currently in discussions with CDB to amend the terms of the credit facility accordingly.

HSH Nordbank AG (Commitment dated December 13, 2013): On December 13, 2013, the Company entered into a commitment with HSH Nordbank AG, subject to the execution of definitive documentation, for a $47,000,000 secured post-delivery term loan facility, for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the Hull no. DY152 and the Hull no. DY153 (refer to Note 4). For M/V Friendly Seas, HSH Nordbank AG agreed to finance the lower of $12,600,000 or 60% of the vessel’s market value upon the respective drawdown date. For each of the two Ultramax vessels, HSH Nordbank AG agreed to finance the lower of $17,200,000 or 65% of the vessels’ market value upon their delivery.

Additional Covenants: Each of the above loan and credit facilities are secured by first priority mortgages on all vessels described in Note 1, first assignments of all freights, earnings and insurances. They also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s consent before it changes the flag, class or management of the vessels, or enter into a new line of business. The facility includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross – default to other indebtedness and non – compliance with security documents, and prohibits the Company from paying dividends if the Company is in default on its facilities and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant.

In addition, each of the above loan and credit facilities require a minimum balance of cash and cash equivalents to be maintained at all times with the respective lender, ranging from $375,000 to $750,000 per mortgaged vessel, in excess of any additional cash collateral to be maintained, as defined by the respective loan agreements.

Certain of the above loan and credit facilities restrict the amount of dividends the Company may pay to $0.50 per share per annum and limit the amount of quarterly dividends the Company may pay to 100% of its net income for the immediately preceding financial quarter. In addition, under the existing loan and credit facilities, the Company is required to maintain minimum liquidity after payment of dividends equal to the greater of the next six months’ debt service, $25,000,000 or $1,250,000 per vessel. In addition, according to the supplemental agreement the Company entered into with Bank of Scotland Plc on November 30, 2012 as discussed above, the Company is not permitted to declare or pay any dividends until the maturity of the respective loan agreement.

Covenants Compliance: As of December 31, 2013, the Company was in compliance with all debt covenants with respect to its loan and credit facilities.

Other Information: As of December 31, 2013, the Company had no unused facility in respect of the above mentioned secured loans and credit facilities other than the undrawn portion of the syndicated secured loan facility led by Nordea Bank Finland Plc of $25,394,427, which was drawn upon the delivery of the M/V Proud Seas in January 2014 as discussed above, and the $69,000,000 CDB credit facility. Following the cancellation of one of the two 4,800 TEU containership newbuilding contracts as discussed in Note 4, the Company is currently in discussions with CDB to amend the terms of the credit facility accordingly. In addition, the Company has entered into a commitment with HSH Nordbank AG, subject to the execution of definitive documentation, for a $47,000,000 secured post-delivery term loan facility, for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the Hull no. DY152 and the Hull no. DY153, as discussed above.

The interest cost charged for the years ended December 31, 2011, 2012 and 2013 amounted to $7,105,730, $5,673,906 and $6,129,911, respectively.

The capitalized interest for the years ended December 31, 2011, 2012 and 2013 amounted to $260,118, $611,655 and $786,263, respectively.

The weighted average interest rate for the years ended December 31, 2011, 2012 and 2013 was 2.64%, 2.76% and 3.21%, respectively.